Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	VP Inflation Protection
Issuer	Mitsubishi UFJ Financial Group, Inc.
Ticker/Sedol	606822DA9
Principal Amount (US$)	$500,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$508,000.00
Amount Purchased (Foreign$)	N/A
Trade Date	4/11/2023
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	MUFG Securities Americas Inc.
Other Syndicate Members:	Morgan Stanley & Co. LLC, BofA Securities, Inc., Barclays Capital Inc., Citigroup Global Markets Inc., J.P. Morgan Securities LLC, BNP Paribas, HSBC Securities (USA) Inc., TD Securities USA LLC, Crédit Agricole Corporate and Investment Bank, Natixis Securities Americas LLC, Société Générale, Nomura Securities International, Inc., Bank of China Limited, Industrial and Commercial Bank of China Limited, Singapore Branch, Wells Fargo Securities, LLC
Underwriting Spread	0.200%
Currency	USD

Fund	VP Inflation Protection
Issuer	Bank of America Corporation
Ticker/Sedol	06051GLS6
Principal Amount (US$)	$2,750,000,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$355,000.00
Amount Purchased (Foreign$)	N/A
Trade Date	9/12/2023
Price (US$)	$100.00
Price-Foreign	N/A
Underwriter	BofA Securities, Inc.
Other Syndicate Members:	CAVU Securities, LLC, Independence Point Securities LLC, Loop Capital Markets LLC, Multi-Bank Securities, Inc., R. Seelaus & Co., LLC, Samuel A. Ramirez & Company, Inc., ABN AMRO Securities (USA) LLC, ANZ Securities, Inc., Banco de Sabadell, S.A., BBVA Securities Inc., BMO Capital Markets Corp., CaixaBank, S.A., Capital One Securities, Inc., CIBC World Markets Corp., Citizens JMP Securities, LLC, Comerica Securities, Inc., Danske Markets Inc., ING Financial Markets LLC, Intesa Sanpaolo IMI Securities Corp., Lloyds Securities Inc., Mizuho Securities USA LLC, MUFG Securities Americas Inc., nabSecurities, LLC, Nomura Securities International, Inc., Nordea Bank Abp, PNC Capital Markets LLC, Regions Securities LLC, Scotia Capital (USA) Inc., SG Americas Securities, LLC, SMBC Nikko Securities America, Inc., Standard Chartered Bank, U.S. Bancorp Investments, Inc., Westpac Capital Markets LLC
Underwriting Spread	0.350%
Currency	USD